Goodwill, Intangible Assets and Acquisitions - Intangible assets arising from acquisitions (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Goodwill, Intangible Assets and Acquisitions
Cost	$ 196,085	$ 169,073
Accumulated Amortization	(61,956)	(44,001)
Intangible assets, net	134,129	125,072
Game related
Goodwill, Intangible Assets and Acquisitions
Cost	136,155	140,328
Accumulated Amortization	(43,406)	(30,029)
Intangible assets, net	92,749	110,299
Technology
Goodwill, Intangible Assets and Acquisitions
Cost	10,596	2,808
Accumulated Amortization	(2,831)	(2,596)
Intangible assets, net	7,765	212
Trademark and domain name
Goodwill, Intangible Assets and Acquisitions
Cost	25,436	12,892
Accumulated Amortization	(5,765)	(4,280)
Intangible assets, net	19,671	8,612
Others
Goodwill, Intangible Assets and Acquisitions
Cost	23,898	13,045
Accumulated Amortization	(9,954)	(7,096)
Intangible assets, net	$ 13,944	$ 5,949